Fair value measurements - Summary of Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Short-term investments (i)	$ 274,846	$ 362,640
Recurring
Assets
Short-term investments (i)	274,846	362,640
Equity investment with readily determinable fair values (ii)	1,504	1,180
Available-for-sale debt investment (iii)	63,918	21,299
Total	340,268	385,119
Recurring | Level 1
Assets
Short-term investments (i)	0	185,130
Equity investment with readily determinable fair values (ii)	1,504	1,180
Available-for-sale debt investment (iii)	0
Total	1,504	186,310
Recurring | Level 2
Assets
Short-term investments (i)	274,846	177,510
Equity investment with readily determinable fair values (ii)	0
Available-for-sale debt investment (iii)	0
Total	274,846	177,510
Recurring | Level 3
Assets
Available-for-sale debt investment (iii)	63,918	21,299
Total	$ 63,918	$ 21,299